REVENUES - Revenue by geography (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of operating segments [line items]
Total revenues from contracts with customers	$ 1,929	$ 1,907	$ 3,794	$ 3,772
Revenues	1,929	1,908	3,794	3,773
United Kingdom
Disclosure of operating segments [line items]
Total revenues from contracts with customers	250	235	463	412
United States of America
Disclosure of operating segments [line items]
Total revenues from contracts with customers	299	429	753	883
Australia
Disclosure of operating segments [line items]
Total revenues from contracts with customers	1,118	928	2,037	1,874
Canada
Disclosure of operating segments [line items]
Total revenues from contracts with customers	60	69	130	135
Brazil
Disclosure of operating segments [line items]
Total revenues from contracts with customers	197	243	403	462
Other
Disclosure of operating segments [line items]
Total revenues from contracts with customers	$ 5	$ 4	$ 8	$ 7